Loans to customers (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 10,915,453	$ 6,116,455
Percentage of gross exposure	100.00%	100.00%
Loss Allowance	$ 1,493,995	$ 794,570
Percentage of credit loss allowance	100.00%	100.00%
Coverage Ratio	13.70%	13.00%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 8,708,434	$ 4,728,358
Percentage of gross exposure	79.80%	77.30%
Percentage of credit loss allowance	31.30%	30.10%
Coverage Ratio	5.40%	5.10%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,527,444	$ 1,054,416
Percentage of gross exposure	14.00%	17.20%
Percentage of credit loss allowance	38.10%	40.90%
Coverage Ratio	37.30%	30.80%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 679,575	$ 333,681
Percentage of gross exposure	6.20%	5.50%
Percentage of credit loss allowance	30.60%	29.00%
Coverage Ratio	67.20%	69.00%
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 3,401,763	$ 1,954,790
Percentage of gross exposure	31.20%	31.90%
Loss Allowance	$ 41,731	$ 19,761
Percentage of credit loss allowance	2.80%	2.40%
Coverage Ratio	1.20%	1.00%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 3,357,159	$ 1,883,302
Percentage of gross exposure	1.30%	96.30%
Loss Allowance	$ 41,546	$ 18,678
Percentage of credit loss allowance	99.60%	94.50%
Coverage Ratio	1.20%	1.00%
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 44,604	$ 71,488
Percentage of gross exposure	98.70%	3.70%
Loss Allowance	$ 185	$ 1,083
Percentage of credit loss allowance	0.40%	5.50%
Coverage Ratio	0.40%	1.50%
Satisfactory Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 3,756,036	$ 2,101,425
Percentage of gross exposure	34.40%	34.40%
Loss Allowance	$ 206,811	$ 113,253
Percentage of credit loss allowance	13.80%	14.30%
Coverage Ratio	5.50%	5.40%
Satisfactory Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 3,683,259	$ 1,855,922
Percentage of gross exposure	98.10%	88.30%
Loss Allowance	$ 203,933	$ 97,439
Percentage of credit loss allowance	98.60%	86.00%
Coverage Ratio	5.50%	5.30%
Satisfactory Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 72,777	$ 245,503
Percentage of gross exposure	1.90%	11.70%
Loss Allowance	$ 2,878	$ 15,814
Percentage of credit loss allowance	1.40%	14.00%
Coverage Ratio	4.00%	6.40%
Higher Risk Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 3,757,654	$ 2,060,240
Percentage of gross exposure	34.40%	33.70%
Loss Allowance	$ 1,245,453	$ 661,556
Percentage of credit loss allowance	83.40%	83.30%
Coverage Ratio	33.10%	32.10%
Higher Risk Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,668,016	$ 989,134
Percentage of gross exposure	44.40%	48.00%
Loss Allowance	$ 222,137	$ 123,189
Percentage of credit loss allowance	17.80%	18.60%
Coverage Ratio	13.30%	12.50%
Higher Risk Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,410,063	$ 737,425
Percentage of gross exposure	37.50%	35.80%
Loss Allowance	$ 566,422	$ 308,123
Percentage of credit loss allowance	45.50%	46.60%
Coverage Ratio	40.20%	41.80%
Higher Risk Credit [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 679,575	$ 333,681
Percentage of gross exposure	18.10%	16.20%
Loss Allowance	$ 456,894	$ 230,244
Percentage of credit loss allowance	36.70%	34.80%
Coverage Ratio	67.20%	69.00%